Fair value measurements and Hedging (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging - Schedule of Derivative Instrument

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 20,865
ING	Mar-20	Apr-20	Oct-25	0.7000%	$ 39,375	$ 24,375
SEB	Mar-20	Apr-20	Jan-25	0.7270%	$ 58,885	$ 40,591
ING	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 26,250
SEB	Feb-21	Apr-21	Jan-26	0.4525%	$ 37,050	$ 13,650

Fair value measurements and Hedging - Derivative instruments effect on statements of operations (Table)

	Six months ended June 30,
	2023	2024
Consolidated Income Statement
Gain/(loss) on derivative financial instruments rate swaps, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	—	7
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(507)	(1,356)
Realized gain/(loss) of foreign exchange forward contracts	—	103
Total Gain/(loss) recognized	$(507)	$(1,246)

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	14,412	2,792
Total Gain/(loss) recognized	$14,412	$2,792

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	2,796	(7,967)
Realized gain/(loss) on bunker swaps	4,476	(49)
Unrealized gain/(loss) on FFAs	(116)	3,657
Unrealized gain/(loss) on bunker swaps	(2,949)	43
Total Gain/(loss) recognized	$4,207	$(4,316)

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2023		June 30, 2024
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$—	$—	$16	$—
Bunker swaps - current	Derivatives, current asset portion	—	—	59	—
Total		$—	$—	$75	$—
LIABILITIES
Forward freight agreements - current	Derivatives, current liability portion	$5,784	$—	$1,917	$—
Total		$5,784	$—	$1,917	$—

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2023		June 30, 2024
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$1,356	$4,682	$—	$3,885
Foreign exchange forward contracts - current	Derivatives, current asset portion	—	267	—	—
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	2,533	—	1,451
Total		$1,356	$7,482	$—	$5,336